Shareholder Report, Holdings (Details)	Dec. 31, 2024
PSF GLOBAL PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF GLOBAL PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PSF GLOBAL PORTFOLIO - CLASS I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PSF GLOBAL PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF GLOBAL PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF GLOBAL PORTFOLIO - CLASS I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF GLOBAL PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF GLOBAL PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF GLOBAL PORTFOLIO - CLASS I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF GLOBAL PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF GLOBAL PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF GLOBAL PORTFOLIO - CLASS I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF GLOBAL PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF GLOBAL PORTFOLIO - CLASS I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF GLOBAL PORTFOLIO - CLASS I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF GLOBAL PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF GLOBAL PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF GLOBAL PORTFOLIO - CLASS I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF GLOBAL PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF GLOBAL PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF GLOBAL PORTFOLIO - CLASS I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF GLOBAL PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF GLOBAL PORTFOLIO - CLASS I | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF GLOBAL PORTFOLIO - CLASS I | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF GLOBAL PORTFOLIO - CLASS I | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF GLOBAL PORTFOLIO - CLASS I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF GLOBAL PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF GLOBAL PORTFOLIO - CLASS I | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF GLOBAL PORTFOLIO - CLASS I | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF GLOBAL PORTFOLIO - CLASS I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS I | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS I | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS I | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
PSF GLOBAL PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
PSF GLOBAL PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
PSF Global Portfolio - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Global Portfolio - Class III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PSF Global Portfolio - Class III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PSF Global Portfolio - Class III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF Global Portfolio - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF Global Portfolio - Class III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF Global Portfolio - Class III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF Global Portfolio - Class III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF Global Portfolio - Class III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF Global Portfolio - Class III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF Global Portfolio - Class III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF Global Portfolio - Class III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF Global Portfolio - Class III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF Global Portfolio - Class III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF Global Portfolio - Class III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Global Portfolio - Class III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF Global Portfolio - Class III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF Global Portfolio - Class III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF Global Portfolio - Class III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF Global Portfolio - Class III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF Global Portfolio - Class III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF Global Portfolio - Class III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Global Portfolio - Class III | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF Global Portfolio - Class III | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Global Portfolio - Class III | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Global Portfolio - Class III | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Global Portfolio - Class III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Global Portfolio - Class III | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Global Portfolio - Class III | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Global Portfolio - Class III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Global Portfolio - Class III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Global Portfolio - Class III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Global Portfolio - Class III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Global Portfolio - Class III | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Global Portfolio - Class III | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Global Portfolio - Class III | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Global Portfolio - Class III | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio - Class III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio - Class III | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio - Class III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio - Class III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio - Class III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio - Class III | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio - Class III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio - Class III | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio - Class III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
PSF Global Portfolio - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
PSF Global Portfolio - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.60%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member] | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.60%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member] | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.60%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member] | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	88.60%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.40%
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	88.60%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.40%
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	88.60%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.40%
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member] | Healthcare-Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III | Healthcare-Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM GOVERNMENT INCOME PORTFOLIO - Class I
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM GOVERNMENT INCOME PORTFOLIO - Class I | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PSF PGIM GOVERNMENT INCOME PORTFOLIO - Class I | AA [Member]
Holdings [Line Items]
Percent of Total Investments	83.50%
PSF PGIM GOVERNMENT INCOME PORTFOLIO - Class I | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
PSF PGIM Government Income Portfolio - Class III
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Government Income Portfolio - Class III | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PSF PGIM Government Income Portfolio - Class III | AA [Member]
Holdings [Line Items]
Percent of Total Investments	83.50%
PSF PGIM Government Income Portfolio - Class III | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
PSF PGIM Government Money Market Portfolio - Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Government Money Market Portfolio - Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PSF PGIM Government Money Market Portfolio - Class I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PSF PGIM Government Money Market Portfolio - Class I | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
PSF PGIM Government Money Market Portfolio - Class I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
PSF PGIM Government Money Market Portfolio - Class I | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - Class III | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - Class III | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - Class III | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I | BB [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I | B [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III | BB [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III | B [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PSF PGIM Jennison Blend Portfolio - Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Blend Portfolio - Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PSF PGIM Jennison Blend Portfolio - Class I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PSF PGIM Jennison Blend Portfolio - Class I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PSF PGIM Jennison Blend Portfolio - Class I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM Jennison Blend Portfolio - Class I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PSF PGIM Jennison Blend Portfolio - Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PSF PGIM Jennison Blend Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio - Class I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM Jennison Blend Portfolio - Class I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM Jennison Blend Portfolio - Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Jennison Blend Portfolio - Class I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM Jennison Blend Portfolio - Class I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM Jennison Blend Portfolio - Class I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Jennison Blend Portfolio - Class I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PSF PGIM Jennison Blend Portfolio - Class I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM Jennison Blend Portfolio - Class I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Blend Portfolio - Class I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Blend Portfolio - Class I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Jennison Blend Portfolio - Class I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Blend Portfolio - Class I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Blend Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Jennison Blend Portfolio - Class I | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio - Class I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM Jennison Blend Portfolio - Class I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Jennison Blend Portfolio - Class I | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio - Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class I | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio - Class I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class I | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
PSF PGIM Jennison Blend Portfolio - Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PSF PGIM Jennison Blend Portfolio - Class I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PSF PGIM Jennison Blend Portfolio - Class I | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class I | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class I | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class I | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio - Class I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio - Class I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio - Class I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class I | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class II [Member] | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Blend Portfolio - Class III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PSF PGIM Jennison Blend Portfolio - Class III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PSF PGIM Jennison Blend Portfolio - Class III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PSF PGIM Jennison Blend Portfolio - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM Jennison Blend Portfolio - Class III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PSF PGIM Jennison Blend Portfolio - Class III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PSF PGIM Jennison Blend Portfolio - Class III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio - Class III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM Jennison Blend Portfolio - Class III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM Jennison Blend Portfolio - Class III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Jennison Blend Portfolio - Class III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM Jennison Blend Portfolio - Class III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM Jennison Blend Portfolio - Class III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Jennison Blend Portfolio - Class III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PSF PGIM Jennison Blend Portfolio - Class III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM Jennison Blend Portfolio - Class III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Blend Portfolio - Class III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Blend Portfolio - Class III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Jennison Blend Portfolio - Class III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Blend Portfolio - Class III | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Blend Portfolio - Class III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Jennison Blend Portfolio - Class III | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio - Class III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio - Class III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM Jennison Blend Portfolio - Class III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio - Class III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Jennison Blend Portfolio - Class III | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio - Class III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class III | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio - Class III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class III | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
PSF PGIM Jennison Blend Portfolio - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PSF PGIM Jennison Blend Portfolio - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PSF PGIM Jennison Blend Portfolio - Class III | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio - Class III | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class III | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class III | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio - Class III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio - Class III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio - Class III | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Blend Portfolio - Class III | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PSF PGIM JENNISON VALUE PORTFOLIO - Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.50%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Value Portfolio - Class III [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.50%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
PSF PGIM Jennison Value Portfolio - Class III [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Value Portfolio - Class III [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Total Return Bond Portfolio - Class 1
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Total Return Bond Portfolio - Class 1 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
PSF PGIM Total Return Bond Portfolio - Class 1 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
PSF PGIM Total Return Bond Portfolio - Class 1 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.20%)
PSF PGIM Total Return Bond Portfolio - Class 1 | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PSF PGIM Total Return Bond Portfolio - Class 1 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
PSF PGIM Total Return Bond Portfolio - Class 1 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
PSF PGIM Total Return Bond Portfolio - Class 1 | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
PSF PGIM Total Return Bond Portfolio - Class 1 | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PSF PGIM Total Return Bond Portfolio - Class 1 | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PSF PGIM Total Return Bond Portfolio - Class III
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Total Return Bond Portfolio - Class III | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
PSF PGIM Total Return Bond Portfolio - Class III | AA [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
PSF PGIM Total Return Bond Portfolio - Class III | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.20%)
PSF PGIM Total Return Bond Portfolio - Class III | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PSF PGIM Total Return Bond Portfolio - Class III | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
PSF PGIM Total Return Bond Portfolio - Class III | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
PSF PGIM Total Return Bond Portfolio - Class III | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
PSF PGIM Total Return Bond Portfolio - Class III | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PSF PGIM Total Return Bond Portfolio - Class III | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	123.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.20%)
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	123.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.20%)
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio - Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Stock Index Portfolio - Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PSF Stock Index Portfolio - Class I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PSF Stock Index Portfolio - Class I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF Stock Index Portfolio - Class I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PSF Stock Index Portfolio - Class I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PSF Stock Index Portfolio - Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Stock Index Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF Stock Index Portfolio - Class I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Stock Index Portfolio - Class I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF Stock Index Portfolio - Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF Stock Index Portfolio - Class I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Stock Index Portfolio - Class I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF Stock Index Portfolio - Class I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF Stock Index Portfolio - Class I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PSF Stock Index Portfolio - Class I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Stock Index Portfolio - Class I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Stock Index Portfolio - Class I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF Stock Index Portfolio - Class I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF Stock Index Portfolio - Class I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Stock Index Portfolio - Class I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Stock Index Portfolio - Class I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Stock Index Portfolio - Class I | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio - Class I | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Stock Index Portfolio - Class I | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio - Class I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Stock Index Portfolio - Class I | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Stock Index Portfolio - Class I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Stock Index Portfolio - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Stock Index Portfolio - Class I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Stock Index Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF Stock Index Portfolio - Class I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Stock Index Portfolio - Class I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio - Class I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Stock Index Portfolio - Class I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Stock Index Portfolio - Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Stock Index Portfolio - Class I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Stock Index Portfolio - Class I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
PSF Stock Index Portfolio - Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
PSF Stock Index Portfolio - Class I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
PSF Stock Index Portfolio - Class I | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Stock Index Portfolio - Class I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Stock Index Portfolio - Class I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Stock Index Portfolio - Class I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio - Class I | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio - Class I | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF STOCK INDEX PORTFOLIO - Class III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PSF STOCK INDEX PORTFOLIO - Class III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PSF STOCK INDEX PORTFOLIO - Class III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF STOCK INDEX PORTFOLIO - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PSF STOCK INDEX PORTFOLIO - Class III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PSF STOCK INDEX PORTFOLIO - Class III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF STOCK INDEX PORTFOLIO - Class III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF STOCK INDEX PORTFOLIO - Class III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF STOCK INDEX PORTFOLIO - Class III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF STOCK INDEX PORTFOLIO - Class III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF STOCK INDEX PORTFOLIO - Class III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF STOCK INDEX PORTFOLIO - Class III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF STOCK INDEX PORTFOLIO - Class III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF STOCK INDEX PORTFOLIO - Class III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PSF STOCK INDEX PORTFOLIO - Class III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - Class III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF STOCK INDEX PORTFOLIO - Class III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF STOCK INDEX PORTFOLIO - Class III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF STOCK INDEX PORTFOLIO - Class III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF STOCK INDEX PORTFOLIO - Class III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF STOCK INDEX PORTFOLIO - Class III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF STOCK INDEX PORTFOLIO - Class III | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - Class III | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO - Class III | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - Class III | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - Class III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF STOCK INDEX PORTFOLIO - Class III | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - Class III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF STOCK INDEX PORTFOLIO - Class III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF STOCK INDEX PORTFOLIO - Class III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF STOCK INDEX PORTFOLIO - Class III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF STOCK INDEX PORTFOLIO - Class III | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - Class III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - Class III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - Class III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - Class III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO - Class III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - Class III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
PSF STOCK INDEX PORTFOLIO - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
PSF STOCK INDEX PORTFOLIO - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
PSF STOCK INDEX PORTFOLIO - Class III | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - Class III | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF STOCK INDEX PORTFOLIO - Class III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - Class III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - Class III | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - Class III | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Less than 0.05%
[3]	Consists of Industries that each make up less than 0.5% of the Fund's net assets